 PRUDENTIAL FLEXGUARD INCOME

SINGLE PREMIUM DEFERRED INDEX-LINKED AND VARIABLE ANNUITY (“B SERIES”)

Issued by

PRUCO LIFE INSURANCE COMPANY

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated July 24, 2026

To

Prospectus dated May 1, 2026

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the Annuity you own and is not intended to be a prospectus or offer for any other annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information.

This Supplement describes certain changes and updates to your Prospectus.

1.	All references in the prospectus to “AB 500 Index” are revised to “AB 500 Plus Index.”

2.	Description Of Insurance Company, Registered Separate Account, And Investment Options:

In the “Investment Options” subsection, under the “Index Return” subsection, the following is added to the list of securities indices that we currently offer Index Strategies based on:

“Dimensional International Equity Focus Index: The Dimensional International Equity Focus Index is a rules-based index that pursues size, value, and profitability premiums within Developed ex US and Canada markets in an integrated and diversified manner, leveraging Dimensional’s decades of experience in applying financial research into robust investment strategies.”

3.	Charges and Adjustments:

In the “Interim Value Adjustments for Index Strategies” subsection, the second sentence of the second paragraph is restated as follows:

“Interim Value adjustments will impact your investment in an Index Strategy only when there is a transaction using an Interim Value, including the deduction of Benefit charges.”

4.	General Description of Contracts:

In the “Transfer and Reallocation Guidelines – Annuities with an Application Sign Date Prior to December 15, 2022” subsection, the heading and paragraph for the duplicate instance of “Minimum Contract Value” is removed.

5.	Additional Information:

In the “How to Contact Us” subsection, the last paragraph is restated as follows:

PRUDENTIAL FLEXGUARD INCOME IS A SERVICE MARK OR REGISTERED TRADEMARK OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA AND IS USED UNDER LICENSE BY ITS AFFILIATES.

6.	Appendix D – Important Information About the Indices:

All references to “FlexGuard” are revised to “FlexGuard Income.”

If you have any questions, please call us at 1-888-PRU-2888.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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